FRANK FUNDS

July 16, 2010

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, NE

Washington, D.C.  20549

Re:

Frank Funds

Post Effective Amendment No. 8 to the Registration Statement on Form N-1A

(File Nos. 333-113657 and 811-21532)

Dear Sir/Madam:

On behalf of Frank Funds, a registered investment company (the “Trust”), we submit, via electronic filing, Post-Effective Amendment No. 8 to the Trust’s Registration Statement under the Securities Act of 1933 (the “Amendment”). The Amendment is filed pursuant to Rule 485(a) promulgated under the Securities Act of 1933.  The main purpose of the filing is to update the financial statements and provide other updating information for the Company.  The prospectus is intended to comply with the new Form N-1A statutory and summary prospectus requirements.

If you have any questions, please contact JoAnn Strasser at (513) 352-6725.

Very truly yours,

_

/s/ THOMPSON HINE LLP

Thompson Hine LLP

780237.1